Other Liabilities	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Other Liabilities
Note 14: Other Liabilities
Acceptances
Acceptances represent a form of negotiable short-term debt that is issued by our customers, which we guarantee for a fee. The fees earned are recorded in non-interest
revenue, lending fees, in our Consolidated Statement of Income over the term of the acceptance. The amount potentially due under acceptances is recorded in other liabilities in our Consolidated Balance Sheet. We record the bank’s equivalent claim against our customers in the event of a call on these commitments in other assets in our Consolidated Balance Sheet.
Securities Lending and Borrowing
Securities lending and borrowing transactions are generally collateralized by securities or cash. Cash advanced or received as collateral is recorded in securities borrowed or purchased under resale agreements, or other liabilities, securities lent or sold under repurchase agreements, respectively. Interest earned on cash collateral is recorded in interest, dividend and fee income, in our Consolidated Statement of Income, and interest expense on cash collateral is recorded in interest expense, other liabilities, in our Consolidated Statement of Income. The transfer of the securities to counterparties is only reflected in our Consolidated Balance Sheet if the risks and rewards of ownership have also been transferred. Securities borrowed are not recognized in our Consolidated Balance Sheet unless they are then sold to third parties, in which case the obligation to return the securities is recorded at fair value in securities sold but not yet purchased, with any gains or losses recorded in non-interest
revenue, trading revenues (losses), in our Consolidated Statement of Income.
Securities Sold But Not Yet Purchased
Securities sold but not yet purchased represent our obligations to deliver securities that we did not own at the time of sale. These obligations are recorded at their fair value. Adjustments to fair value as at the balance sheet date and gains and losses on the settlement of these obligations are recorded in non-interest revenue, trading revenues (losses), in our Consolidated Statement of Income.
Securitization and Structured Entities’ Liabilities
Securitization and structured entities’ liabilities include notes issued by our consolidated bank securitization vehicles and liabilities associated with the securitization of our Canadian mortgage loans as part of the Canada Mortgage Bond program, the NHA MBS program and our own programs. Additional information on our securitization programs and associated liabilities is provided in Notes 6 and 7. These liabilities are initially measured at fair value plus any directly attributable costs and are subsequently measured at amortized cost. The interest expense related to these liabilities is recorded in interest expense, other liabilities, in our Consolidated Statement of Income.

Other
The components of other within other liabilities are as follows:

(Canadian $ in millions)	2023	2022

Accounts payable, accrued expenses and other items	11,987	11,206
Accrued interest payable	5,299	2,319
ACL on off-balance sheet items	460	381
Cash collateral	6,406	5,042
Credit card loyalty rewards	1,432	441
Current tax liabilities	44	425
Deferred tax liabilities (Note 22)	16	102
Insurance-related liabilities	12,340	11,201
Lease liabilities	3,506	2,835
Liabilities of subsidiaries	18,120	7,494
Other employee future benefits liability (Note 21)	823	832
Payable to brokers, dealers and clients	2,436	2,966
Pension liability (Note 21)	179	88
Total	63,048	45,332

Credit Card Loyalty Rewards
We earn interchange fees on our proprietary cards and fees on our AIR MILES business. We defer the fees related to our obligation to fulfill redemption of rewards/miles and record them in other liabilities, other in our Consolidated Balance Sheet. We recognize these fees in non-interest revenue in our Consolidated Statement of Income when the rewards/miles are redeemed.
Insurance-Related Liabilities
We are engaged in insurance businesses related to life insurance, annuities, which includes pension risk, accident and sickness, creditor insurance, and reinsurance. We designate the obligations related to certain investment contracts in our insurance businesses at FVTPL, which eliminates a measurement inconsistency that would otherwise arise from measuring the investment contract liabilities and offsetting changes in the fair value of the investments supporting them on a different basis. The change in fair value of these investment contract liabilities is recorded in insurance claims, commissions and changes in policy benefit liabilities, with the exception of changes in our own credit risk recognized in other comprehensive income. The impact of changes in our own credit risk is measured based on movements in our own credit spread year over year. Changes in the fair value of investments backing these investment contract liabilities are recorded in non-interest
revenue, insurance revenue (loss).
The following table presents the fair value and changes in fair value in our investment contract liabilities:

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Change in fair value recorded in the Consolidated Statement of Income	Change in fair value due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value due to own credit risk recognized in AOCI (before tax)
As at October 31, 2023	708	1,397	(13)	(15)	8
As at October 31, 2022	770	1,459	(114)	94	22
Insurance claims and policy benefit liabilities represent current claims and estimates of future insurance policy benefit liabilities. Liabilities for life insurance contracts are determined using the Canadian Asset Liability Method, which incorporates best-estimate assumptions for mortality, morbidity, policy lapses, surrenders, future investment yields, policy dividends, administration costs and margins for adverse deviation. These assumptions are reviewed at least annually and updated to reflect actual experience and market conditions.
A reconciliation of the change in insurance-related liabilities is as follows:

(Canadian $ in millions)	2023	2022
Insurance-related liabilities, beginning of year	11,201	12,845
Increase (decrease) in life insurance policy benefit liabilities from:
New business	1,424	354
In-force policies	(261)	(1,938)
Changes in actuarial assumptions and methodology	(21)	201
Foreign currency	–	3
Net increase (decrease) in life insurance policy benefit liabilities	1,142	(1,380)
Change in other insurance-related liabilities	(3)	(264)
Insurance-related liabilities, end of year	12,340	11,201
Reinsurance
In the ordinary course of business, our insurance subsidiaries reinsure risks with other insurance and reinsurance companies in order to provide greater diversification, limit loss exposure to large risks, and provide additional capacity for future growth. These ceding reinsurance arrangements do not relieve our insurance subsidiaries of their direct obligation to the insured parties. We evaluate the financial condition of the reinsurers and monitor their credit ratings in order to minimize our exposure to losses from reinsurer insolvency.

Reinsurance premiums ceded are recorded net against direct premium income and are included in non-interest
revenue
, insurance revenue (loss), in our Consolidated Statement of Income for the years ended October 31, 2023 and 2022, as shown in the table below:

(Canadian $ in millions)	2023	2022
Direct premium income	2,879	1,623
Ceded premiums	(646)	(399)
	2,233	1,224
Lease Liabilities
When we enter into leases we record lease liabilities representing the present value of future lease payments over the lease term. Interest expense recorded on lease liabilities for the year ended October 31, 2023 was $92 million ($59 million in 2022). Total cash outflow for lease liabilities for the year ended October 31, 2023 was $435 million ($342 million in 2022). Variable lease payments (for example maintenance, utilities and property taxes) not included in the measurement of lease liabilities for the year ended October 31, 2023 were $218 million ($206 million in 2022).
The maturity profile of our undiscounted lease liabilities is $439 million for 2024, $440 million for 2025, $427 million for 2026, $404 million for 2027, $375 million for 2028 and $
2,089 million for 2029 and thereafter.